CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	$ 1,181			$ 1,045			$ 8,172	$ 4,099	$ 4,652	$ 4,633	$ 3,752
Cost of sales	(875)			(531)			(1,042)	(1,172)	(1,520)	(1,785)	(1,806)
Gross profit	306			514			7,130	2,927	3,132	2,848	1,946
Operating expenses:
Exploration expenses	33,971			9,954			75,157	24,563	39,505	14,094	12,906
General and administrative expenses	6,853			7,888			16,738	14,108	20,402	11,651	10,768
Research and development expenses	1,140			1,007			3,728	2,719	3,825	3,629	4,171
Selling and marketing expenses	51			28			108	73	149	75	281
Loss from operations	41,709			18,363			88,601	38,536	60,749	26,601	26,180
Other expenses (income):
Interest expense, net	164			468			1,199	583	1,534	175	114
Foreign exchange loss (gain)	972			199			1,403	(155)	(254)	(502)	265
Loss on revaluation of investments	(171)			(17)			1,272	241	634	2,909	2,452
Loss on revaluation of convertible debt				200			18,965	200
Share of loss of equity method investees	1,527						3,077	0	213	71	90
Other expenses (income), net	(181)			983			1,401	561	580	217	360
Loss before income taxes	44,020			20,196			115,918	39,966	68,027	29,471	29,461
Income taxes	(167)			(48)			1,084	(232)	484	381	(717)
Net loss	(43,853)	$ (55,475)	$ (17,674)	(20,148)	$ (13,022)	$ (6,564)	(117,002)	(39,734)	(68,511)	(29,852)	(28,744)
Less loss attributable to non-controlling interests	(3,465)			(2,503)			(6,796)	(6,700)	(9,191)	(4,618)	(4,110)
Net loss attributable to common stockholders or parent	40,388			17,645			110,206	33,034	59,320	25,234	24,634
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(990)			(204)			(949)	(6)	(89)	361	(230)
Other comprehensive income	(990)	$ 147	$ (106)	(204)	$ 206	$ (8)	(949)	(6)	(89)	361	(230)
Comprehensive loss	42,863			19,944			116,053	39,728	68,422	30,213	28,514
Comprehensive loss attributable to:
Common stockholders or parent	39,673			17,509			109,556	33,060	59,284	25,477	24,368
Non-controlling interests	3,190			2,435			6,497	6,668	9,138	4,736	4,146
Comprehensive (income) loss parent including noncontrolling interest	$ 42,863			$ 19,944			$ 116,053	$ 39,728	$ 68,422	$ 30,213	$ 28,514
Net loss per share attributable to common stockholders, Basic	$ 0.43			$ 0.28			$ 1.50	$ 0.54	$ 0.96	$ 0.42	$ 0.41
Net loss per share attributable to common stockholders, Diluted	$ 0.43			$ 0.28			$ 1.50	$ 0.54	$ 0.96	$ 0.42	$ 0.41
Weighted-average common shares outstanding, Basic	92,887,918			62,270,157			73,685,619	60,704,929	61,502,094	59,909,344	59,909,344
Weighted-average common shares outstanding, Diluted	92,887,918			62,270,157			73,685,619	60,704,929	61,502,094	59,909,344	59,909,344